Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Summary of Performance Stock Units

Performance Period	Minimum Shares	Target Shares	Maximum Shares
2011 – 2012	0	88,010	132,015
2012 – 2014	0	104,598	156,897

Performance Period	Minimum Shares	Target Shares	Maximum Shares
2009 – 2011	0	134,928	202,392
2010 – 2011	0	65,411	98,117
2011 – 2012	0	89,056	133,584

Summary of Non-Vested Stock Activity

	Restricted Stock Units	Performance Stock Units	Total Stock Units	Weighted Average Grant Date Fair Value per Unit
Non-vested at January 1, 2012	156,665	297,715	454,380	$26.43
Granted	52,046	104,598	156,644	$38.21
Credited from dividends	3,358	7,072	10,430	$35.74
Performance stock unit adjustment	0	(40,112)	(40,112)	$10.68
Vested	(69,243)	(87,013)	(156,256)	$16.42
Forfeited	(1,022)	(1,523)	(2,545)	$36.43
Non-vested at March 31, 2012	141,804	280,737	422,541	$36.16

	Restricted Stock Units	Performance Stock Units	Total Stock Units	Weighted Average Grant Date Fair Value per Unit
Non-vested at January 1, 2011	121,397	257,002	378,399	$23.31
Granted	60,501	93,115	153,616	$40.41
Credited from dividends	3,627	7,693	11,320	$27.31
Performance stock unit adjustment	0	(50,600)	(50,600)	$38.92
Vested	(23,580)	0	(23,580)	$38.92
Forfeited	(5,280)	(9,495)	(14,775)	$29.96

Non-vested at December 31, 2011	156,665	297,715	454,380	$26.43

Stock Options Fair Value Assumptions

	February 2012 Grant	February 2011 Grant	August 2010 Grant	February 2010 Grant
Grant date price per share of option award	$38.21	$40.26	$20.00	$28.10
Expected dividend yield per share	2.75%	2.50%	2.50%	2.50%
Expected life in years	6.5	6.5	6.5	6.5
Expected volatility	55.06%	60.00%	62.00%	62.00%
Risk-free interest rate	1.34%	3.02%	3.05%	3.05%
Grant date fair value per share of option awards	$15.82	$19.28	$9.82	$13.81

	February 2011 Grant	August 2010 Grant	February 2010 Grant	February 2009 Grant
Grant date price per share of option award	$40.26	$20.00	$28.10	$15.26
Expected dividend yield per share	2.50%	2.50%	2.50%	2.50%
Expected life in years	6.5	6.5	6.5	6.5
Expected volatility	60.00%	62.00%	62.00%	51.00%
Risk-free interest rate	3.02%	3.05%	3.05%	2.05%
Grant date fair value per share of option awards	$19.28	$9.82	$13.81	$6.19

Stock Options Activity

	Options	Weighted Average Exercise Price per Option	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2012	353,452	$27.65
Granted	95,899	$38.21
Exercised	(39,562)	$15.26
Outstanding at March 31, 2012	409,789	$31.32	7.71	$3.2
Exercisable at March 31, 2012	183,419	$25.39	6.04	$2.5

	Options	Weighted Average Exercise Price per Option	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2011	291,591	$24.63
Granted	73,910	$40.26
Exercised	(7,150)	$29.97
Forfeited	(4,899)	$34.64

Outstanding at December 31, 2011	353,452	$27.65	7.27	$3.0

Exercisable at December 31, 2011	95,568	$34.70	5.51	$0.2

Stock-Based Compensation Expense

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Stock-based compensation expense recognized:
Selling, general and administrative expenses	$1.5	$0.8
Less related income tax benefit	0.6	0.3

	$0.9	$0.5

	Year Ended December 31,
	2011	2010	2009
(Dollars in millions)
Stock-based compensation expense recognized:
Selling, general and administrative expenses	$5.3	$3.3	$2.5
Less related income tax benefit	2.0	1.3	1.0

Decrease in net income attributable to Koppers	$3.3	$2.0	$1.5